Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and Diluted Earnings per Ordinary Share [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders	$ 27,967	$ 50,912	$ 25,195
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding	344,849	344,655	343,570
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.08	$ 0.15	$ 0.07
Net income attributable to Himax Technologies, Inc. stockholders	$ 27,967	$ 50,912	$ 25,195
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding	344,849	344,655	343,570
Unvested RSUs	54	69	562
Weighted Average Number of Shares Outstanding, Diluted	344,903	344,724	344,132
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.08	$ 0.15	$ 0.07